FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2003

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Sandell Asset Management Corp.
Address:  1251 Avenue of the Americas, 23rd Floor, New York, NY 10020

13F File Number:  28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas Sandell
Title:  Principal
Phone:  212-899-4756

Signature, Place, and Date of Signing:

/s/ Thomas Sandell
-------------------------------------
(Signature)

New York, New York
-------------------------------------
(City, State)

August 12, 2003
-------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 18

Form 13F Information Table Value Total: $111,055 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None

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NON-CONFIDENTIAL                                                          FORM 13F
                                                                                                             (SEC USE ONLY)
QTR ENDED: 6/30/03                                   Name of Reporting Manager: Sandell Asset Management

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                                                                                                                 Item 8:
      Item 1:                    Item 2 :     Item 3:       Item 4:    Item 5:     Item 6:     Item 7:       Voting Authority
   Name of Issuer             Title of Class  CUSIP       Fair Market  Shares or   Investment  Managers         (Shares)
                                              Number        Value      Principal   Discretion  See Instr.V (a)Sole (b)Shared (c)None
                                                           (X$1000)    Amount

AEP INDUSTRIES INC                COM         001031-10-3     294      41,000 SH   SOLE                     41,000     -      -
AIRBORNE INC.                     COM         009269-10-1  35,110   1,679,900 SH   SOLE                  1,679,900     -      -
AMERISOURCEBERGEN                 COM         03073E-10-5   6,935     100,000 PUT  SOLE                    100,000     -      -
AT&T CANADA INC CL A VOTING   CL A VTG SHS    04650D-10-6      98       2,877 SH   SOLE                      2,877     -      -
AT&T CANADA INC
  CL B LTD-VOTING            CL B LT VTG SH   04650D-20-5   5,835     172,123 SH   SOLE                    172,123     -      -
BE AEROSPACE INC                  COM         073302-10-1     906     300,000 SH   SOLE                    300,000     -      -
BUCKEYE TECHNOLOGIES INC          COM         118255-10-8     578      85,000 SH   SOLE                     85,000     -      -
CALPINE CORP 4 OF 06         NOTE 4.00% 12/2  131347-BA-3   9,000  10,000,000 NT   SOLE                 10,000,000     -      -
CHARTER COMMUNICATIONS INC.     COM CL A      16117M-10-7     712     190,752 SH   SOLE                    190,752     -      -
DELTA AIR LINES                   COM         247361-10-8     734      50,000 PUT  SOLE                     50,000     -      -
GENESIS HEALTH VENTURES INC       COM         37183F-10-7   3,962     225,000 SH   SOLE                    225,000     -      -
LENDING TREE INC.                 COM         52602Q-10-5  13,787     568,529 SH   SOLE                    568,529     -      -
NTL INC                           COM         62940M-10-4  16,736     486,238 SH   SOLE                    486,238     -      -
PARKER DRILLING                   COM         701081-10-1     233      80,000 SH   SOLE                     80,000     -      -
PATHMARK STORES INC               COM         70322A-10-1     184      25,000 SH   SOLE                     25,000     -      -
PRECISE SOFTWARE
  SOLUTIONS LTD                   ORD         M41450-10-3  13,499     706,732 SH   SOLE                    706,732     -      -
PRIMEDIA CORP                     COM         74157K-10-1     153      50,000 SH   SOLE                     50,000     -      -
RIBAPHARM INC                     COM         762537-10-8   2,299     356,500 SH   SOLE                    356,500     -      -

                                                     Value Total:  $ 111,055

                                                     Entry Total:         18

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